Condensed Consolidated Statements of Stockholders' Equity - USD ($) $ in Thousands	Common Stock [Member] FG Group Holdings Inc [Member] Common Class A [Member]	Common Stock [Member] FG Group Holdings Inc [Member] Common Class B [Member]	Common Stock [Member] FG Group Holdings Inc [Member]	Common Stock [Member] Strong Global Entertainment Inc [Member] Common Class A [Member]	Common Stock [Member] Strong Global Entertainment Inc [Member] Common Class B [Member]	Common Stock [Member] Strong Global Entertainment Inc [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] FG Group Holdings Inc [Member]	Additional Paid-in Capital [Member] Strong Global Entertainment Inc [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member] FG Group Holdings Inc [Member]	Retained Earnings [Member] Strong Global Entertainment Inc [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member] FG Group Holdings Inc [Member]	Treasury Stock, Common [Member]	AOCI Attributable to Parent [Member] FG Group Holdings Inc [Member]	AOCI Attributable to Parent [Member] Strong Global Entertainment Inc [Member]	AOCI Attributable to Parent [Member]	Parent [Member] FG Group Holdings Inc [Member]	Parent [Member] Strong Global Entertainment Inc [Member]	Parent [Member]	Noncontrolling Interest [Member] FG Group Holdings Inc [Member]	Noncontrolling Interest [Member]	Preferred Stock [Member]	FG Group Holdings Inc [Member]	Strong Global Entertainment Inc [Member]	Total
Balance at Dec. 31, 2021			$ 213					$ 50,807			$ 23,591			$ (18,586)		$ (3,748)	$ (3,628)		$ 52,277	$ 12,438					$ 52,277	$ 8,810
Balance, shares at Dec. 31, 2021			21,286,000
Net income (loss)											(7,154)								(7,154)	1,700					(7,154)	1,700
Net other comprehensive loss																(1,510)	(1,396)		(1,510)						(1,510)	(1,396)
Vesting of restricted stock			$ 2					(28)											(26)						(26)
Vesting of restricted stock, shares			217,000
Issuance of common stock and Landmark warrant, net of costs			$ 8					2,342											2,350						2,350
Issuance of common stock and Landmark warrant, net of costs, shares			761,000
Issuance of warrants								109											109						109
Stock-based compensation expense								652											652	123					652	123
Net transfer to parent																				(33)						(33)
Balance at Dec. 31, 2022			$ 223				$ 223	53,882		$ 53,882	16,437		$ 16,437	(18,586)	$ (18,586)	(5,258)	(5,024)	$ (5,258)	46,698	14,228					46,698	9,204	$ 46,698
Balance, shares at Dec. 31, 2022			22,264,000				22,264
Net income (loss)													(3,989)							373						373	(3,989)
Net other comprehensive loss																	(72)	(77)								(72)	(77)
Stock-based compensation expense																				18						18
Cumulative effect of adoption of accounting principle													(24)														(24)
Cumulative effect of adoption of accounting principle																				(24)						(24)
Net transfer to parent																				(1,217)						(1,217)
Stock-based compensation										127																	127
Balance at Mar. 31, 2023							$ 223			54,009			12,424		(18,586)		(5,096)	(5,335)		13,378						8,282	42,735
Balance, shares at Mar. 31, 2023							22,264
Balance at Dec. 31, 2022			$ 223				$ 223	53,882		53,882	16,437		16,437	(18,586)	(18,586)	(5,258)	(5,024)	(5,258)	46,698	14,228					46,698	9,204	46,698
Balance, shares at Dec. 31, 2022			22,264,000				22,264
Net income (loss)											(14,077)	(2,712)							(14,077)	802		(564)			(14,641)	(1,910)
Net other comprehensive loss																576	(210)		576						576	(210)
Vesting of restricted stock			$ 2					(2)
Vesting of restricted stock, shares			239,000
Issuance of common stock and Landmark warrant, net of costs									1,553																	1,553
Issuance of common stock and Landmark warrant, net of costs, shares						1,000,000
Stock-based compensation expense								1,605	903										1,605	52					1,605	955
Cumulative effect of adoption of accounting principle											(24)								(24)						(24)
Payments of withholding taxes for net share settlement of equity awards								(147)											(147)						(147)
Issuance of SGE common stock in connection with acquisition of ICS								147											147			46			193
Issuance of SGE common stock in connection with acquisition of Unbounded								924											924			270			1,194
IPO of Strong Global Entertainment, Inc. and issuance of Landmark warrant, net of costs								1,341											1,341			212			1,553
Non-controlling interest allocation								(1,894)											(1,894)			1,894
Cumulative effect of adoption of accounting principle																				(24)						(24)
Net transfer to parent																				(3,045)						(3,045)
Reclassification of Net parent investment									12,013											(12,013)
Reclassification of net parent investment, shares						6,000,000
Vesting of restricted stock									(116)																	(116)
Vesting of restricted stock, shares						162,000
Issuance of common stock in connection with merger									1,194																	1,194
Issuance of common stock in connection with merger, shares						600,000
Issuance of common stock in connection with acquisition of ICS (Note 5)									193																	193
Issuance of common stock in connection with acquisition of ICS (Note 5), shares						116,000
Balance at Dec. 31, 2023			$ 225				$ 225	$ 55,856	15,740	55,856	$ 2,336	(2,712)	2,336	$ (18,586)	(18,586)	$ (4,682)	(5,234)	(4,682)	$ 35,149		35,149	$ 1,858	1,858		$ 37,007	7,794	37,007
Balance, shares at Dec. 31, 2023			22,503,000	7,877,000	100,000	7,878,000	22,503
Net income (loss)												(73)	(4,428)								(4,428)		(17)			(73)	(4,445)
Net other comprehensive loss																	(234)	(437)			(437)		(56)			(234)	(493)
Stock-based compensation expense									74																	74
Non-controlling interest allocation										(17)											(128)		17
Dividends on Series A Preferred Shares ($0.25 per share)													(69)								(69)						(69)
Issuance of common stock in connection with merger							$ 20														20						20
Issuance of common stock in connection with merger, shares							19,675
Retirement of treasury stock										(18,586)					18,586
Retirement of treasury stock, shares							(2,794)
Exchange of FGH common stock							$ (225)			225
Exchange of FGH common stock, shares							(19,709)
FGF preferred and common stock outstanding at merger date							$ 11			15,576											37,952			$ 22,365			37,952
FGF preferred and common stock outstanding at merger date, shares							11,449																	895
Retirement of FGF common stock held by FGH prior to merger							$ (3)			(3,692)											(3,695)						(3,695)
Retirement of FGF common stock held by FGH prior to merger, shares							(2,755)
Stock-based compensation										327											327						327
Balance at Mar. 31, 2024							$ 28		$ 15,814	$ 49,689		$ (2,785)	$ (2,161)				$ (5,468)	$ (5,119)			$ 64,802		$ 1,802	$ 22,365		$ 7,561	$ 66,604
Balance, shares at Mar. 31, 2024				7,877,000	100,000		28,369																	895